UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 146.6%
Corporate — 12.0%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT (a):
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,305,385
Waste Management Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,280,960
California Pollution Control Financing Authority, Refunding RB:
Mandatory Put Bonds, Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,307,684
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,376,737
		12,270,766
County/City/Special District/School District — 42.8%
City & County of San Francisco, GO, Refunding, Series R-1, 5.00%, 6/15/18	2,500	3,065,925
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,112,550
4.75%, 5/01/21	1,115	1,199,439
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 1.92%, 8/01/21 (b)(c)	7,500	6,335,100
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	108,148
5.50%, 9/01/18	245	252,183
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,406,305
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,890,350
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	1,007,149
5.85%, 6/01/22	1,040	1,051,856
5.90%, 6/01/23	1,000	1,011,000
Lodi Unified School District, GO, Refunding (AGM), 4.00%, 8/01/18	1,000	1,145,340
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	231,990

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 5.00%, 7/01/18	$600	$715,566
Series I, 5.00%, 7/01/20	2,000	2,451,880
Los Banos Unified School District, GO, Election of 2008 (AGM), 5.00%, 8/01/18	475	569,145
Palm Springs Unified School District, GO, Refunding, 5.00%, 8/01/18	2,745	3,379,068
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (d)	4,000	4,170,480
San Marcos Unified School District, GO, CAB (c):
1.84%, 8/01/17	385	352,329
2.12%, 8/01/18	500	442,010
Santa Clara Unified School District, GO, Election of 2004, Series A, 5.00%, 7/01/18	2,190	2,723,375
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.92%, 4/01/19 (c)	4,590	3,140,524
		43,761,712
Education — 7.8%
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,423,622
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	3,099,850
Series S, 5.00%, 5/15/18	2,000	2,445,320
		7,968,792
Health — 18.4%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,206,596
California Health Facilities Financing Authority, RB, Health Facility, Adventist Health System, Series A:
5.00%, 3/01/18	1,075	1,093,845
5.00%, 3/01/19	1,000	1,015,370
5.00%, 3/01/20	2,060	2,088,119
5.00%, 3/01/24	1,355	1,368,970

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	$750	$903,630
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,727,197
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 8/15/18	515	617,536
California Statewide Communities Development Authority, RB, Kaiser Permanente:
Series A, 5.00%, 4/01/19	2,000	2,389,380
Series E-1, 5.00%, 4/01/44 (a)	4,700	5,453,034
		18,863,677
Housing — 3.1%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	990	1,066,616
3.50%, 2/01/19	1,945	2,113,262
		3,179,878
State — 13.6%
California State Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/18	1,500	1,769,865
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,027,211
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	4,113,660
5.00%, 11/01/20	30	30,110
Series A, 5.00%, 7/01/18	720	881,669
Various Purpose, 5.25%, 10/01/22	4,000	5,043,440
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,018
		13,875,973
Transportation — 22.9%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	608,875
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.98%, 1/15/21 (c)	20,000	12,274,600
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	4,100,648
Port of Oakland, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,905,450

Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
Port of Oakland, Refunding RB, Series O, AMT (concluded):
5.00%, 5/01/19	$3,000	$3,530,970
		23,420,543
Utilities — 26.0%
California State Department of Water Resources, Refunding RB:
Series H, Power Supply, 5.00%, 5/01/22	3,500	4,183,795
Series L, 5.00%, 5/01/19	2,000	2,487,000
Series M, 4.00%, 5/01/18	1,000	1,170,890
Series N, 5.00%, 5/01/19	3,500	4,352,250
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,236,200
Contra Costa California Water Authority, Refunding RB, Water Treatment Revenue, Series A, 3.00%, 10/01/18	900	1,007,226
Cucamonga Valley Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	378,102
3.00%, 9/01/19	375	413,332
4.00%, 9/01/19	325	380,500
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,355,530
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	735,108
Los Angeles Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	3,116,800
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,473,525
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	486,188
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	800,553
		26,576,999
Total Municipal Bonds in California		149,918,340

Puerto Rico — 5.1%
State — 2.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series C, 5.75%, 7/01/19 (b)	5	6,493
Series C, 5.75%, 7/01/19	1,000	1,128,260
Series M, 6.00%, 7/01/20	1,000	1,151,640

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	$485	$582,485
		2,868,878
Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM):
6.00%, 7/01/18 (b)	535	665,454
6.00%, 7/01/18	465	552,853
		1,218,307
Utilities — 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/19	1,015	1,098,606
Total Municipal Bonds in Puerto Rico		5,185,791

US Virgin Islands — 0.8%
State — 0.8%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	385,031
5.25%, 10/01/19	455	483,687
Total Municipal Bonds in the US Virgin Islands		868,718

Total Long-Term Investments (Cost – $146,433,026) – 152.5%		155,972,849

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (e)(f)	710,348	710,348
Total Short-Term Securities (Cost – $710,348) – 0.7%		710,348
Total Investments (Cost - $147,143,374*) – 153.2%		156,683,197
Other Assets Less Liabilities – 1.1%		1,110,111
Preferred Shares, at Redemption Value – (54.3)%		(55,525,000)
Net Assets Applicable to Common Shares – 100.0%		$102,268,308

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$147,142,006
Gross unrealized appreciation	$9,636,634
Gross unrealized depreciation	(95,443)
Net unrealized appreciation	$9,541,191

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income

BIF California Municipal Money Fund	406,702	303,646	710,348	$ 35

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$155,972,849	—	$155,972,849
Short-Term Securities	$710,348	—	—	710,348
Total	$710,348	$155,972,849	—	$156,683,197

[1]	See above Schedule of Investments for values in each sector and state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, bank overdraft of $54,226 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 26, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 26, 2012